Leases - (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Schedule Of Changes in Right-of-Use Assets

Changes in right-of-use assets for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Beginning balance	₩	51,033	51,804	598	8,502	721	112,658
Acquisitions		65,133	—	881	6,698	1,899	74,611
Depreciation		(56,471)	(2,846)	(770)	(7,482)	(780)	(68,349)
Gain or loss on foreign currency translation		(1,749)	2,291	5	(279)	58	326
Ending balance	₩	57,946	51,249	714	7,439	1,898	119,246

(In millions of won)
	2024
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Beginning balance	₩	57,946	51,249	714	7,439	1,898	119,246
Acquisitions		24,008	1	2,658	7,044	154	33,865
Depreciation		(56,080)	(3,063)	(1,645)	(6,879)	(778)	(68,445)
Gain or loss on foreign currency translation		13,877	8,410	23	456	292	23,058
Classified as held for sale		(11,599)	(5,585)	—	(1,563)	(44)	(18,791)
Ending balance	₩	28,152	51,012	1,750	6,497	1,522	88,933

Disclosure of lease related income and expenses
(ii)
Amounts recognized in profit or loss from leases other than leases recorded as right-of-use assets for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Interest on lease liabilities	₩	(3,656)	(3,343)	(2,874)
Income from sub-leasing right-of-use assets		541	276	182
Expenses relating to short-term leases		(785)	(241)	(274)
Expenses relating to leases of low-value assets that are not short-term leases		(632)	(942)	(543)

Schedule of lease liabilities
(iii)
Changes in lease liabilities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Beginning balance	₩	72,788	73,364
Additions and others		70,716	55,619
Interest expense		3,343	2,874
Repayment of liabilities		(73,483)	(73,882)
Ending balance	₩	73,364	57,975

26.
Leases, Continued

Schedule Of Maturity Analysis Of Leases Receivable

The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2023		December 31, 2024
6 months or less	₩	3,580	3,255
6-12 months		597	3,255
1-2 years		—	3,797
Total undiscounted lease receivable	₩	4,177	10,307
Unearned finance income		(47)	(244)
Net Investment in the lease	₩	4,130	10,063